N-2	Nov. 13, 2025
Cover [Abstract]
Entity Central Index Key	0001816389
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The disclosures regarding “Portfolio Fund Risks” in the sub‑section of the Prospectus entitled “Prospectus Summary—Principal Risk Considerations” and in the Section of the Prospectus entitled “Risks” are hereby deleted in their entirety and replaced with the following:
Portfolio Fund Risks. The Fund’s investments in Portfolio Funds are subject to a number of risks, including:
•
Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

•
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities since their values may have an impact on the Portfolio Fund Manager’s compensation. The Fund intends to invest in Portfolio Funds that require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund Manager. BCIA will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither BCIA nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

•
The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the fees charged to the Fund by the Advisor. Moreover, an investor in the Fund will indirectly bear a proportionate share of the expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, an investor in the Fund may be subject to higher operating expenses than if the investor invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Advisor and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

•
Portfolio Funds have complex fee structures, including performance-related compensation beyond what is generally permitted for registered investment companies. Performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

•
Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. In addition, Portfolio Funds typically have greater flexibility than registered investment companies with respect to the types of securities that may be owned, the types of trading strategies that may be employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”), in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

•	Some of the Portfolio Funds in which the Fund invests may have only limited operating histories.
•
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Similarly, because of BCIA’s actual and potential fiduciary duties to its current and future clients, BCIA may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, BCIA may believe that the Fund’s disclosure obligations or other regulatory implications under the Investment Company Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub-advised by BCIA to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment Company Act. BCIA may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and BCIA’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds than other clients of BCIA.

•
The Fund may have challenges in monitoring the operations and performance of Portfolio Funds, including, without limitation, difficulty obtaining access to information about Portfolio Funds’ underlying investments and valuations and conflicts that may exist in respect of Portfolio Funds’ underlying investments. Although BCIA will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases BCIA will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to BCIA, which may involve risks under some market conditions that are not anticipated by BCIA.

•	The Fund may receive from a Portfolio Fund an in-kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.
•
The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. The Fund expects to allocate a portion of its Managed Assets to the Income-Focused Sleeve in part for the purpose of funding capital calls.

•
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund to be subject to certain penalties from the Portfolio Funds, or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
Portfolio Funds in which the Fund will acquire an interest may pursue different strategies or establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund Managers or assert claims directly against the Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.
Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment companies.
The disclosure regarding “Risks Relating to Acquiring Secondary Investments” in the section of the Prospectus entitled “Risks” is hereby deleted in its entirety and replaced with the following:
Risks Relating to Acquiring Secondary Investments. The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such cases, the Fund will not have the opportunity to negotiate the terms of the interests in the Portfolio Funds, including any special rights or privileges. In addition, valuation of Portfolio Fund interests may be difficult, since there generally will be no established market for such interests or for the securities of privately held Portfolio Companies which such Portfolio Fund may own.
The acquisition price paid by the Fund for a Secondary Investment generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount will likely result in immediate unrealized gains if, at the time the Fund next calculates its NAV, the Advisor determines that the acquisition price is no longer representative of fair value and values the Secondary Investment at its NAV as a practical expedient. Moreover, the purchase price of Secondary Investments in Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. In some cases, the Fund may pay fees such as placement fees to an intermediary in connection with acquiring Portfolio Fund interests in a secondary transaction, which fees would be in addition to the fees borne by the Fund as an investor in the Portfolio Fund and the fees charged to the Fund by the Advisor. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Funds. BCIA may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the managers of the Secondary Investments may be more experienced or highly regarded than others.
In addition, the Fund may make Secondary Investments alongside other investors through the use of joint ventures and similar arrangements. The purchase of a Secondary Investments may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund. Moreover, the historical performance of managers is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for making a Secondary Investment in a Portfolio Fund differs from the diligence process that would be conducted in connection with a primary investment in the same Portfolio Fund. There are no assurances that suitable investment opportunities will be identified, which may adversely affect the Fund’s performance.
Other risks associated with Secondary Investments include:
•
The costs and resources required to investigate the commercial, tax and legal issues relating to acquiring a Secondary Investment may be greater than those relating to making a primary investment in the same Portfolio Fund.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obliged to pay an amount equivalent to such distributions to such Portfolio Fund. While in some circumstances the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would prevail in such claim.

•
The overall performance of Secondary Investments will depend in large part on the performance of the underlying assets and the acquisition price paid for such Secondary Investments, which may be negotiated based on incomplete or imperfect information.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired.

•
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

•
Secondary Investments may be acquired at a discount to the Portfolio Fund’s NAV. As discussed above, Secondary Investments acquired at a discount will likely result in immediate unrealized gains if, at the time the Fund next calculates its NAV, the Advisor determines that the acquisition price is no longer representative of fair value and values the Secondary Investment at its NAV as a practical expedient. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Portfolio Fund and the negotiated purchase price. Conversely, a secondary investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price. To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Matters.”

The following is added after the third paragraph in the disclosure regarding “Valuation Risk” in the section of the Prospectus entitled “Risks”:
The Fund’s investments in Portfolio Funds will be priced at fair value in the absence of readily available market quotations, according to the Advisor’s valuation procedures and methodologies. In addition, a significant portion of a Portfolio Fund’s investments will likely be priced at fair value by the Portfolio Fund in accordance with its own valuation procedures and methodologies. One or both of these fair value determinations may prove to be inaccurate. Incorrect valuations of private investments, including investments in Portfolio Funds, could have an adverse effect on the Fund’s NAV and shareholder transactions involving the Shares.

Portfolio Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fund Risks. The Fund’s investments in Portfolio Funds are subject to a number of risks, including:
•
Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

•
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities since their values may have an impact on the Portfolio Fund Manager’s compensation. The Fund intends to invest in Portfolio Funds that require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund Manager. BCIA will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither BCIA nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

•
The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the fees charged to the Fund by the Advisor. Moreover, an investor in the Fund will indirectly bear a proportionate share of the expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, an investor in the Fund may be subject to higher operating expenses than if the investor invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Advisor and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

•
Portfolio Funds have complex fee structures, including performance-related compensation beyond what is generally permitted for registered investment companies. Performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

•
Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. In addition, Portfolio Funds typically have greater flexibility than registered investment companies with respect to the types of securities that may be owned, the types of trading strategies that may be employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”), in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

•	Some of the Portfolio Funds in which the Fund invests may have only limited operating histories.
•
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Similarly, because of BCIA’s actual and potential fiduciary duties to its current and future clients, BCIA may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, BCIA may believe that the Fund’s disclosure obligations or other regulatory implications under the Investment Company Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub-advised by BCIA to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment Company Act. BCIA may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and BCIA’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds than other clients of BCIA.

•
The Fund may have challenges in monitoring the operations and performance of Portfolio Funds, including, without limitation, difficulty obtaining access to information about Portfolio Funds’ underlying investments and valuations and conflicts that may exist in respect of Portfolio Funds’ underlying investments. Although BCIA will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases BCIA will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to BCIA, which may involve risks under some market conditions that are not anticipated by BCIA.

•	The Fund may receive from a Portfolio Fund an in-kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.
•
The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. The Fund expects to allocate a portion of its Managed Assets to the Income-Focused Sleeve in part for the purpose of funding capital calls.

•
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund to be subject to certain penalties from the Portfolio Funds, or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
Portfolio Funds in which the Fund will acquire an interest may pursue different strategies or establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund Managers or assert claims directly against the Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.
Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment companies.

Risks Relating to Acquiring Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Acquiring Secondary Investments. The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such cases, the Fund will not have the opportunity to negotiate the terms of the interests in the Portfolio Funds, including any special rights or privileges. In addition, valuation of Portfolio Fund interests may be difficult, since there generally will be no established market for such interests or for the securities of privately held Portfolio Companies which such Portfolio Fund may own.
The acquisition price paid by the Fund for a Secondary Investment generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount will likely result in immediate unrealized gains if, at the time the Fund next calculates its NAV, the Advisor determines that the acquisition price is no longer representative of fair value and values the Secondary Investment at its NAV as a practical expedient. Moreover, the purchase price of Secondary Investments in Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. In some cases, the Fund may pay fees such as placement fees to an intermediary in connection with acquiring Portfolio Fund interests in a secondary transaction, which fees would be in addition to the fees borne by the Fund as an investor in the Portfolio Fund and the fees charged to the Fund by the Advisor. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Funds. BCIA may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the managers of the Secondary Investments may be more experienced or highly regarded than others.
In addition, the Fund may make Secondary Investments alongside other investors through the use of joint ventures and similar arrangements. The purchase of a Secondary Investments may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund. Moreover, the historical performance of managers is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for making a Secondary Investment in a Portfolio Fund differs from the diligence process that would be conducted in connection with a primary investment in the same Portfolio Fund. There are no assurances that suitable investment opportunities will be identified, which may adversely affect the Fund’s performance.
Other risks associated with Secondary Investments include:
•
The costs and resources required to investigate the commercial, tax and legal issues relating to acquiring a Secondary Investment may be greater than those relating to making a primary investment in the same Portfolio Fund.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obliged to pay an amount equivalent to such distributions to such Portfolio Fund. While in some circumstances the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would prevail in such claim.

•
The overall performance of Secondary Investments will depend in large part on the performance of the underlying assets and the acquisition price paid for such Secondary Investments, which may be negotiated based on incomplete or imperfect information.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired.

•
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

•
Secondary Investments may be acquired at a discount to the Portfolio Fund’s NAV. As discussed above, Secondary Investments acquired at a discount will likely result in immediate unrealized gains if, at the time the Fund next calculates its NAV, the Advisor determines that the acquisition price is no longer representative of fair value and values the Secondary Investment at its NAV as a practical expedient. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Portfolio Fund and the negotiated purchase price. Conversely, a secondary investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price. To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Matters.”

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s investments in Portfolio Funds will be priced at fair value in the absence of readily available market quotations, according to the Advisor’s valuation procedures and methodologies. In addition, a significant portion of a Portfolio Fund’s investments will likely be priced at fair value by the Portfolio Fund in accordance with its own valuation procedures and methodologies. One or both of these fair value determinations may prove to be inaccurate. Incorrect valuations of private investments, including investments in Portfolio Funds, could have an adverse effect on the Fund’s NAV and shareholder transactions involving the Shares.